UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2015

Item 1. Schedule of Investments.

Rockefeller Core Taxable Bond Fund
Schedule of Investments
February 28, 2015 (Unaudited)
	Principal
	Amount	Value
Corporate Bonds - 39.16%
Air Freight & Logistics - 2.50%
FedEx Corp.
5.100%, 01/15/2044	$1,655,000	$1,917,053
Diversified Banks - 11.96%
Associates Corporation of North America
6.950%, 11/01/2018	2,055,000	2,403,300
Bank of America NA
5.300%, 03/15/2017	2,046,000	2,197,347
JPMorgan Chase Bank NA
6.000%, 10/01/2017	2,072,000	2,298,646
Wachovia Corp.
5.750%, 02/01/2018	2,019,000	2,260,264
		9,159,557
Drug Retail - 2.89%
CVS Health Corp.
1.200%, 12/05/2016	2,205,000	2,218,259
Industrial Conglomerates - 3.04%
General Electric Capital Corp.
6.875%, 01/10/2039	1,600,000	2,330,377
Integrated Telecommunication Services - 2.00%
Verizon Communications, Inc.
6.550%, 09/15/2043	1,165,000	1,533,359
Investment Banking & Brokerage - 5.82%
Morgan Stanley
6.375%, 07/24/2042	1,699,000	2,275,488
The Goldman Sachs Group, Inc.
5.950%, 01/18/2018	1,957,000	2,182,855
		4,458,343
Life Sciences Tools & Services - 2.85%
Thermo Fisher Scientific, Inc.
2.250%, 08/15/2016	2,145,000	2,183,314
Regional Banks - 6.22%
BB&T Corp.
1.600%, 08/15/2017	2,536,000	2,555,203
Fifth Third Bancorp
3.625%, 01/25/2016	2,161,000	2,213,389
		4,768,592
Restaurants - 1.88%
Yum Brands, Inc.
6.250%, 03/15/2018	1,286,000	1,441,184
Total Corporate Bonds (Cost $29,628,299)		30,010,038

Municipal Bonds - 18.25%
California - 4.33%
Sacramento County Sanitation Districts Financing Authority

1.406%, 12/01/2017	1,170,000	1,171,872
San Diego County Regional Airport Authority
6.628%, 07/01/2040	1,860,000	2,144,096
		3,315,968
Colorado - 0.65%
Colorado Housing & Finance Authority
0.720%, 11/01/2016	500,000	498,355
Maryland - 0.65%
Maryland Community Development Administration
1.125%, 09/01/2016	500,000	501,350
Massachusetts - 1.08%
Massachusetts Health & Educational Facilities Authority
5.260%, 10/01/2018	725,000	824,419
New York - 7.81%
County of Westchester, NY
5.000%, 06/01/2024	250,000	275,525
Metropolitan Transportation Authority
3.118%, 07/01/2025	1,250,000	1,275,100
New York City Transitional Finance Authority Future Tax Secured Revenue
4.587%, 08/01/2022	1,000,000	1,115,950
5.210%, 08/01/2017	500,000	549,435
New York State Housing Finance Agency
5.167%, 09/15/2016	500,000	529,740
New York State Urban Development Corp.
1.000%, 03/15/2017	1,000,000	1,000,600
Port Authority of New York & New Jersey
5.859%, 12/01/2024	1,000,000	1,237,050
		5,983,400
Oregon - 2.00%
Oregon State Lottery
1.890%, 04/01/2020	1,550,000	1,532,919
Texas - 0.35%
City of Houston TX Combined Utility System Revenue
3.228%, 05/15/2022	260,000	271,113
Utah - 1.38%
State of Utah
3.289%, 07/01/2020	1,000,000	1,057,000
Total Municipal Bonds (Cost $13,915,991)		13,984,524

US Government Agency Issue - 6.09%
Federal Home Loan Banks
0.750%, 12/30/2016	2,455,000	2,448,725
5.000%, 11/17/2017	2,000,000	2,214,838
Total US Government Agency Issue (Cost $4,657,349)		4,663,563

US Government Note/Bond - 20.64%
United States Treasury Notes/Bond
0.875%, 04/30/2017	5,325,000	5,345,384
0.875%, 05/15/2017	6,698,000	6,722,595
5.375%, 02/15/2031	2,656,000	3,744,960
Total US Government Note/Bond (Cost $15,406,486)		15,812,939

	Shares
Exchange Traded Funds - 10.09%
Vanguard Mortgage-Backed Securities ETF	145,018	7,729,459
Total Exchange Traded Funds (Cost $7,720,447)		7,729,459

Mutual Funds - 0.00%
Vanguard GNMA Fund	0	2
Total Mutual Funds (Cost $2)		2

	Principal
Certificates of Deposit - 1.73%	Amount
GE Capital Bank, 1.350%	$1,319,000	1,328,653
Total Certificates of Deposit (Cost $1,325,183)		1,328,653

	Shares
Money Market Funds - 3.56%
Fidelity Institutional Money Market Fund - Government Portfolio, 0.010% (a)	2,731,351	2,731,351
Total Money Market Funds (Cost $2,731,351)		2,731,351

Total Investments (Cost $75,385,108) - 99.52%		76,260,529
Other Assets in Excess of Liabilities - 0.48%		370,502
Total Net Assets - 100.00%		$76,631,031

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at February 28, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Rockefeller Equity Allocation Fund
Schedule of Investments
February 28, 2015 (Unaudited)

	Shares	Value
Common Stocks - 89.02%
Aerospace & Defense - 3.73%
DigitalGlobe, Inc. (a)	2,093	$69,592
Honeywell International, Inc.	6,181	635,284
Safran SA (b)	6,800	478,050
Triumph Group, Inc.	1,317	78,743
		1,261,669
Agricultural Products - 0.68%
Darling Ingredients, Inc. (a)	13,113	228,428
Airlines - 2.17%
Korean Air Lines Co., Ltd. (a)(b)	583	26,691
Southwest Airlines Co.	1,210	52,320
United Continental Holdings, Inc. (a)	10,046	654,798
		733,809
Apparel, Accessories & Luxury Goods - 0.28%
Carter's, Inc.	1,049	93,120
Application Software - 1.33%
Epiq Systems, Inc.	3,078	54,173
FactSet Research Systems, Inc.	664	103,285
Mentor Graphics Corp.	4,280	100,409
PROS Holdings, Inc. (a)	2,935	71,819
Solera Holdings, Inc.	1,036	57,747
Synchronoss Technologies, Inc. (a)	1,426	63,115
		450,548
Auto Parts & Equipment - 3.59%
Delphi Automotive PLC (b)	7,069	557,319
Gentherm, Inc. (a)	1,856	86,211
Hyundai Mobis Co., Ltd. (b)	61	13,868
NGK Spark Plug Co., Ltd. (b)	9,500	269,997
Valeo SA (b)	1,918	288,069
		1,215,464
Automobile Manufacturers - 1.47%
Hyundai Motor Co. (b)	4,824	498,617
Biotechnology - 1.60%
Alexion Pharmaceuticals, Inc. (a)	1,057	190,651
Incyte Corp. (a)	1,796	154,187
Regeneron Pharmaceuticals, Inc. (a)	476	196,988
		541,826
Building Products - 0.21%
AAON, Inc.	1,090	24,536
Simpson Manufacturing Co., Inc.	1,296	46,915
		71,451
Cable & Satellite - 1.53%
Comcast Corp.	8,739	518,922
Construction & Engineering - 0.51%
Boskalis Westminster NV (b)	3,700	171,636

Construction Materials - 1.29%
HeidelbergCement AG (b)	3,356	267,167
Semen Indonesia Persero Tbk PT (b)	146,500	168,593
		435,760
Consumer Finance - 2.10%
Capital One Financial Corp.	8,162	642,431
First Cash Financial Services, Inc. (a)	1,404	67,589
		710,020
Data Processing & Outsourced Services - 2.22%
Visa, Inc.	2,765	750,172
Diversified Banks - 7.56%
Bank Danamon Indonesia Tbk PT (b)	26,900	9,985
Bank Rakyat Indonesia Persero Tbk PT (b)	152,400	151,681
Grupo Financiero Santander Mexico SAB de CV - ADR	2,254	24,817
ICICI Bank, Ltd. - ADR	2,260	26,329
JPMorgan Chase & Co.	13,167	806,873
Lloyds Banking Group PLC (b)	436,658	531,908
Swedbank AB (b)	9,500	247,278
Wells Fargo & Co.	13,817	757,033
		2,555,904
Diversified Support Services - 0.38%
Healthcare Services Group, Inc.	3,843	129,009
Electric Utilities - 3.32%
Korea Electric Power Corp. (b)	18,198	749,690
The Kansai Electric Power Co., Inc. (a)(b)	41,400	371,576
		1,121,266
Electronic Components - 0.22%
Littelfuse, Inc.	728	73,033
Electronic Manufacturing Services - 1.36%
IPG Photonics Corp. (a)	741	71,062
TE Connectivity, Ltd. (b)	4,260	307,273
Trimble Navigation, Ltd. (a)	3,120	81,557
		459,892
Environmental & Facilities Services - 0.33%
Stericycle, Inc. (a)	836	112,835
General Merchandise Stores - 0.26%
Fred's, Inc.	2,697	50,380
Target Corp.	484	37,186
		87,566
Health Care Equipment - 2.95%
Abaxis, Inc.	976	59,458
ABIOMED, Inc. (a)	1,868	113,556
CareFusion Corp. (a)	960	57,677
Edwards Lifesciences Corp. (a)	697	92,715
Greatbatch, Inc. (a)	2,044	108,618
Inogen, Inc. (a)	763	25,370
Insulet Corp. (a)	1,982	62,889
Masimo Corp. (a)	1,885	55,551
ResMed, Inc.	979	63,008
St. Jude Medical, Inc.	5,405	360,405
		999,247

Health Care Services - 2.30%
Chemed Corp.	638	74,314
ExamWorks Group, Inc. (a)	3,275	132,310
Express Scripts Holding Co. (a)	6,729	570,552
		777,176
Health Care Supplies - 0.23%
Merit Medical Systems, Inc. (a)	3,901	76,499
Health Care Technology - 0.35%
Omnicell, Inc. (a)	2,451	85,908
Vocera Communications, Inc. (a)	3,101	32,188
		118,096
Hotels, Resorts & Cruise Lines - 2.24%
Carnival Corp. (b)	1,601	70,428
Royal Caribbean Cruises, Ltd. (b)	8,989	686,938
		757,366
Hypermarkets & Super Centers - 1.77%
Wal-Mart Stores, Inc.	7,135	598,841
Industrial Gases - 0.31%
Airgas, Inc.	907	106,319
Industrial Machinery - 4.59%
Amada Co., Ltd. (b)	48,800	461,348
CLARCOR, Inc.	718	47,252
Nabtesco Corp. (b)	13,100	352,018
Pentair PLC (b)	6,663	442,890
SMC Corp. (b)	900	250,428
		1,553,936
Integrated Oil & Gas - 2.93%
Chevron Corp.	5,637	601,355
Exxon Mobil Corp.	390	34,531
Royal Dutch Shell PLC - ADR	5,447	356,070
		991,956
Integrated Telecommunication Services - 1.82%
Nippon Telegraph & Telephone Corp. (b)	9,900	617,051
Internet Retail - 0.66%
Ctrip.com International, Ltd. - ADR (a)	4,940	224,128
Internet Software & Services - 5.41%
Alibaba Group Holding, Ltd. - ADR (a)	3,831	326,095
eBay, Inc. (a)	8,188	474,167
Google, Inc. (a)	1,635	912,983
Intralinks Holdings, Inc. (a)	2,954	30,633
NIC, Inc. (a)	3,067	53,673
Tencent Holdings, Ltd. (b)	1,800	31,406
		1,828,957
IT Consulting & Other Services - 0.39%
InterXion Holding NV (a)(b)	4,124	131,432
Life & Health Insurance - 2.47%
Aflac, Inc.	7,671	477,519
Prudential PLC (b)	14,292	358,676
		836,195
Oil & Gas Drilling - 0.06%
Parker Drilling Co. (a)	6,889	21,287
Oil & Gas Equipment & Services - 0.57%
Baker Hughes, Inc.	2,432	152,024
Newpark Resources, Inc. (a)	4,362	41,308
		193,332

Oil & Gas Exploration & Production - 2.85%
Anadarko Petroleum Corp.	3,807	320,664
Apache Corp.	3,860	254,142
Cabot Oil & Gas Corp.	11,950	346,550
Range Resources Corp.	883	43,744
		965,100
Other Diversified Financial Services - 1.73%
ING Groep NV (a)(b)	39,400	584,425
Packaged Foods & Meats - 0.09%
Nestle SA - ADR	383	29,930
Pharmaceuticals - 7.27%
Johnson & Johnson	461	47,257
Kalbe Farma Tbk PT (b)	1,157,100	161,508
Mallinckrodt PLC (a)(b)	4,309	502,946
Merck & Co., Inc.	8,892	520,538
Novartis AG - ADR	7,329	750,489
Roche Holdings AG (b)	1,570	427,809
Sanofi - ADR	958	46,808
		2,457,355
Property & Casualty Insurance - 1.37%
PICC Property & Casualty Co., Ltd. (b)	216,000	462,720
Real Estate Services - 0.42%
E-House China Holdings, Ltd. - ADR	20,237	143,076
Reinsurance - 1.35%
Reinsurance Group of America, Inc.	5,096	455,124
Research & Consulting Services - 0.13%
Mistras Group, Inc. (a)	2,353	44,354
Restaurants - 1.16%
Yum! Brands, Inc.	4,832	391,924
Semiconductors - 1.06%
Marvell Technology Group, Ltd. (b)	16,064	258,952
Microsemi Corp. (a)	3,088	99,557
		358,509
Specialty Chemicals - 0.67%
Johnson Matthey PLC (b)	4,300	225,698
Steel - 0.12%
Carpenter Technology Corp.	927	39,268
Systems Software - 3.64%
Microsoft Corp.	15,829	694,102
Oracle Corp.	12,248	536,707
		1,230,809
Technology Hardware, Storage & Peripherals - 0.22%
Lenovo Group, Ltd. (b)	22,000	33,890
Stratasys, Ltd. (a)(b)	676	41,953
		75,843
Wireless Telecommunication Services - 1.75%
China Mobile, Ltd. - ADR	7,901	535,293
Philippine Long Distance Telephone Co. - ADR	767	54,917
		590,210
Total Common Stocks (Cost $29,359,054)		30,107,110

Exchange Traded Funds - 3.48%
iShares MSCI EAFE ETF	8,583	558,496
SPDR S&P 500 ETF Trust	2,937	618,708
Total Exchange Traded Funds (Cost $1,138,470)		1,177,204

Preferred Stocks - 0.21%
Diversified Banks - 0.12%
JPMorgan Chase & Co.	1,625	39,423
Property & Casualty Insurance - 0.09%
Samsung Fire & Marine Insurance Co., Ltd. (a)	218	29,771
Total Preferred Stocks (Cost $72,830)		69,194

Real Estate Investment Trusts - 0.26%
Iron Mountain, Inc.	2,412	88,641
Total Real Estate Investment Trusts (Cost $98,269)		88,641

Money Market Funds - 5.26%
Fidelity Institutional Money Market Fund - Government Portfolio, 0.010% (c)	1,779,887	1,779,887
Total Money Market Funds (Cost $1,779,887)		1,779,887

Total Investments (Cost $32,448,510) - 98.23%		33,222,036
Other Assets in Excess of Liabilities - 1.77%		597,070
Total Net Assets - 100.00%		$33,819,106

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security; the rate shown represents the rate at February 28, 2015.
ADR	American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Rockefeller Intermediate Tax Exempt National Bond Fund
Schedule of Investments
February 28, 2015 (Unaudited)
	Principal
	Amount	Value
Municipal Bonds - 97.32%
Alaska - 0.96%
Alaska Housing Finance Corp.
5.250%, 12/01/2021	$590,000	$662,423
Arizona - 2.09%
City of Phoenix, AZ
5.000%, 07/01/2019	200,000	219,846
University of Arizona
3.000%, 08/01/2016	1,185,000	1,229,070
		1,448,916
California - 1.15%
San Francisco Bay Area Rapid Transit District
5.000%, 08/01/2026	720,000	797,465
Colorado - 0.77%
City & County of Denver, CO Airport System Revenue
5.000%, 11/15/2017	500,000	537,620
Connecticut - 4.46%
Connecticut Housing Finance Authority
0.700%, 11/15/2017	400,000	400,320
State of Connecticut
4.750%, 12/15/2024	1,500,000	1,610,910
5.000%, 11/01/2023	460,000	494,220
University of Connecticut
5.000%, 02/15/2024	500,000	582,880
		3,088,330
District of Columbia - 0.68%
District of Columbia
5.000%, 12/01/2023	400,000	470,972
Florida - 1.04%
Hillsborough County School Board
5.000%, 07/01/2024	120,000	130,973
State of Florida
4.750%, 06/01/2026	250,000	265,392
5.000%, 06/01/2016	200,000	211,744
State of Florida Lottery Revenue
5.000%, 07/01/2025	100,000	110,464
		718,573
Kentucky - 0.32%
Kentucky Turnpike Authority
5.000%, 07/01/2015	100,000	101,568
Louisville & Jefferson County Metropolitan Sewer District
5.000%, 05/15/2016	115,000	121,425
		222,993
Louisiana - 3.31%
State of Louisiana
5.000%, 12/01/2016	1,000,000	1,079,750

5.000%, 08/01/2022	1,000,000	1,214,040
		2,293,790
Maryland - 0.76%
County of Prince George's
4.000%, 09/15/2016	500,000	528,070
Massachusetts - 4.89%
City of Boston, MA
4.000%, 03/01/2028	275,000	302,827
Commonwealth of Massachusetts
5.500%, 12/01/2022	2,000,000	2,514,360
Massachusetts Water Resources Authroity
5.000%, 08/01/2015	250,000	254,990
The Massachusetts Clean Water Trust
5.000%, 02/01/2016	300,000	313,230
		3,072,177
Minnesota - 1.53%
State of Minnesota
5.000%, 06/01/2017	1,000,000	1,057,560
Missouri - 3.00%
Missouri State Environmental Improvement & Energy Resources Authority
4.750%, 07/01/2022	2,000,000	2,076,000
Nevada - 6.56%
City of Las Vegas, NV
5.000%, 05/01/2023	1,685,000	2,045,354
County of Clark, NV
5.000%, 06/01/2027	1,000,000	1,115,370
State of Nevada
5.000%, 12/01/2026	1,250,000	1,385,950
		4,546,674
New Jersey - 2.78%
New Jersey Transportation Trust Fund Authority
5.000%, 06/15/2015	1,800,000	1,823,328
New Jersey Educational Facilities Authority
5.000%, 07/01/2015	100,000	101,592
		1,924,920
New York - 19.18%
City of New York, NY
5.000%, 04/01/2017	500,000	525,255
5.125%, 12/01/2026	370,000	412,450
5.250%, 09/01/2016	1,000,000	1,072,370
Housing Development Corp.
0.950%, 11/01/2017	200,000	200,210
Metropolitan Transportation Authority
5.000%, 11/15/2024	1,000,000	1,105,610
5.000%, 11/01/2016	1,000,000	1,075,950
New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 11/01/2016	125,000	134,515
5.000%, 02/01/2029	1,000,000	1,161,820
New York Local Government Assistance Corp.
5.000%, 04/01/2017	500,000	546,060
New York State Hosuing Finance Agency
0.650%, 11/01/2016	375,000	375,495

New York State Thruway Authority
5.000%, 03/15/2016	500,000	524,535
5.000%, 03/15/2020	500,000	524,375
New York State Thruway Authority Highway & Bridge Trust Fund
4.000%, 04/01/2016	100,000	104,034
New York State Urban Development Corp.
5.000%, 03/15/2022	1,030,000	1,245,229
5.000%, 12/15/2023	275,000	307,098
Port Authority of New York & New Jersey
5.000%, 09/01/2028	500,000	599,895
5.000%, 12/01/2017	1,000,000	1,117,130
5.000%, 07/15/2021	500,000	519,415
Somers Central School District
4.000%, 09/15/2017	1,140,000	1,236,296
4.000%, 09/15/2016	215,000	226,934
Tobacco Settlement Financing Corp.
5.000%, 06/01/2022	250,000	273,045
		13,287,721
North Carolina - 1.52%
City of Charlotte, NC Airport Revenue
5.000%, 07/01/2025	560,000	688,341
City of Winston-Salem NC Water & Sewer System Revenue
4.000%, 06/01/2016	350,000	366,215
		1,054,556
Ohio - 2.84%
Ohio Higher Educational Facility Commission
5.000%, 01/01/2026	500,000	586,875
5.250%, 01/01/2029	1,250,000	1,378,063
		1,964,938
Oregon - 1.96%
City of Portland, OR Sewer System Revenue
5.000%, 08/01/2018	250,000	259,880
State of Oregon
5.000%, 05/01/2017	1,000,000	1,096,480
		1,356,360
Pennsylvania - 6.12%
Allegheny County Hospital Development Authority
5.000%, 10/15/2022	850,000	1,022,592
Commonwealth of Pennsylvania
5.000%, 04/01/2017	250,000	272,105
5.000%, 11/01/2020	450,000	503,406
Monroeville Finance Authority
5.000%, 02/15/2019	375,000	428,059
Pennsylvania Economic Development Financing Authority
5.000%, 07/01/2022	500,000	530,360
Pennsylvania Housing Finance Agency
4.375%, 10/01/2022	225,000	244,868
Southeastern Pennsylvania Transportation Authority
5.000%, 03/01/2026	650,000	744,861
Upper St. Clair Township School District
4.000%, 07/15/2017	475,000	498,099
		4,244,350

Texas - 20.84%
Alamo Community College District
4.500%, 08/15/2024	1,000,000	1,087,190
City of Garland, TX
5.000%, 02/15/2028	400,000	457,760
City Public Service Board of San Antonio, TX
5.250%, 02/01/2024	250,000	289,267
County of Harris, TX
4.250%, 08/15/2016	1,000,000	1,056,700
County of Lubbock, TX
4.500%, 02/15/2023	2,200,000	2,361,392
Dallas Area Rapid Transit
5.000%, 12/01/2022	500,000	610,280
5.000%, 12/01/2024	720,000	875,333
Dallas/Fort Worth International Airport
5.000%, 11/01/2026	740,000	873,844
La Joya Independent School District
5.000%, 02/15/2029	1,000,000	1,166,690
North East Independent School District
5.000%, 08/01/2018	250,000	276,515
5.000%, 08/01/2026	900,000	985,221
North Texas Municipal Water District
5.000%, 09/01/2024	2,300,000	2,758,091
State of Texas
4.000%, 08/01/2016	250,000	262,917
Texas State University System
5.000%, 03/15/2021	100,000	117,109
Texas Transportation Commission State Highway Fund
5.000%, 04/01/2019	250,000	272,378
Wylie Independent School District
0.000%, 08/15/2016	1,000,000	991,940
		14,442,627
Virginia - 5.46%
Virginia College Building Authority
4.500%, 09/01/2026	1,025,000	1,112,535
Virginia Commonwealth Transportation Board
5.000%, 05/15/2022	1,000,000	1,215,080
Virginia Housing Development Authority
1.600%, 07/01/2017	150,000	152,028
2.750%, 03/01/2017	200,000	208,096
Virginia Public School Authority
5.000%, 04/15/2017	1,000,000	1,092,720
		3,780,459
Washington - 4.60%
City of Seattle, WA Municipal Light & Power Revenue
5.000%, 02/01/2022	325,000	385,242
City of Seattle, WA Water System Revenue
5.000%, 02/01/2021	650,000	702,371
County of King, WA Sewer Revenue
5.000%, 01/01/2023	750,000	826,628
State of Washington
5.000%, 07/01/2017	1,000,000	1,015,920

Washington State Housing Finance Commission
0.250%, 06/01/2015	260,000	260,101
		3,190,262
Wisconsin - 0.50%
City of Milwaukee, WI
5.000%, 05/01/2026	290,000	344,769
Total Municipal Bonds (Cost $67,142,649)		67,425,755

	Shares
Money Market Funds - 1.66%
Fidelity Institutional Money Market Funds - Tax-Exempt Portfolio, 0.010% (a)	1,151,511	1,151,511
Total Money Market Funds (Cost $1,151,511)		1,151,511

Total Investments (Cost $68,294,160) - 98.98%		68,577,266
Other Assets in Excess of Liabilities - 1.02%		706,326
Total Net Assets - 100.00%		$69,283,592

Percentages are stated as a percent of net assets.

(a) Variable rate security; the rate shown represents the rate at February 28, 2015.

Rockefeller Intermediate Tax Exempt New York Bond Fund
Schedule of Investments
February 28, 2015 (Unaudited)
	Principal
	Amount	Value
Municipal Bonds - 98.70%
Minnesota - 1.01%
Minneapolis & St. Paul Metropolitan Airports Commission
5.000%, 01/01/2026	$375,000	$403,474
Nevada - 2.08%
State of Nevada
5.000%, 12/01/2026	750,000	831,570
New York - 89.39%
Battery Park City Authority
5.000%, 11/01/2017	375,000	418,024
5.000%, 11/01/2016	475,000	510,995
Briarcliff Manor Union Free School District
5.000%, 11/15/2017	200,000	223,050
City of New York, NY
5.000%, 08/01/2022	1,000,000	1,207,130
5.000%, 08/01/2022	535,000	588,489
County of Erie, NY
5.000%, 09/15/2022	120,000	143,844
County of Orange, NY
2.000%, 08/15/2016	1,170,000	1,197,671
County of Westchester, NY
3.000%, 06/01/2016	400,000	413,476
4.000%, 07/01/2022	5,000	5,751
4.000%, 07/01/2022	190,000	216,832
Erie County Fiscal Stability Authority
5.000%, 04/01/2016	125,000	131,398
5.000%, 12/01/2024	1,000,000	1,202,980
5.000%, 05/15/2021	225,000	266,330
5.000%, 07/01/2017	250,000	275,175
Hendrick Hudson Central School District
2.000%, 04/15/2015	155,000	155,304
Housing Development Corp.
0.950%, 11/01/2017	1,225,000	1,225,796
1.200%, 11/01/2017	250,000	251,612
1.150%, 11/01/2017	130,000	130,715
Metropolitan Transportation Authority
5.000%, 11/15/2028	610,000	670,305
5.000%, 11/15/2025	500,000	598,445
5.000%, 11/01/2016	510,000	548,734
5.000%, 11/15/2026	750,000	804,578
Nassau County Interim Finance Authority
4.000%, 11/15/2016	500,000	530,590
New York City Transitional Finance Authority Building Aid Revenue
5.000%, 01/15/2023	250,000	269,725
5.000%, 07/15/2024	575,000	620,028
New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 08/01/2021	1,375,000	1,653,080
New York City Trust of Cultural Resources
4.000%, 08/01/2017	300,000	324,501
5.000%, 04/01/2026	750,000	850,282

New York Local Government Assistance Corp.
5.000%, 04/01/2017	100,000	109,212
New York City Transitional Financing Authority Future Tax Secured Revenue
4.000%, 08/01/2017	200,000	216,134
New York State Bridge Authority
4.000%, 01/01/2016	500,000	515,695
New York State Dormitory Authority
5.000%, 07/01/2016	370,000	392,059
4.000%, 07/01/2017	275,000	295,625
5.000%, 07/01/2021	300,000	318,342
5.000%, 10/01/2022	525,000	629,958
5.000%, 08/15/2024	150,000	176,075
5.000%, 07/01/2020	250,000	269,790
5.250%, 07/01/2028	1,410,000	1,635,727
5.750%, 07/01/2016	200,000	214,292
New York State Environmental Facilities Corp.
4.000%, 08/15/2015	200,000	203,486
5.000%, 06/15/2021	380,000	402,454
5.000%, 12/15/2021	500,000	518,625
New York State Housing Finance Agency
0.650%, 11/01/2016	175,000	175,231
New York State Local Government Assistance Corp.
5.000%, 04/01/2019	1,000,000	1,089,290
5.000%, 04/01/2017	285,000	311,254
New York State Thruway Authority
5.000%, 04/01/2016	190,000	195,103
5.000%, 04/01/2017	500,000	546,060
5.000%, 01/01/2024	1,155,000	1,358,881
5.000%, 04/01/2018	625,000	642,375
New York State Urban Development Corp.
5.000%, 12/15/2022	850,000	948,710
5.000%, 12/15/2018	200,000	216,492
Ossining Union Free School District
2.250%, 09/01/2017	765,000	794,621
Port Authority of New York & New Jersey
5.000%, 12/01/2017	1,000,000	1,117,130
5.000%, 07/15/2023	150,000	155,784
5.000%, 11/15/2026	200,000	221,404
Sales Tax Asset Receivable Corp.
5.000%, 10/15/2028	1,000,000	1,221,050
Suffolk County Water Authority
5.000%, 06/01/2023	450,000	541,022

The New York Power Authority
5.000%, 11/15/2020	500,000	557,910
5.000%, 11/15/2017	225,000	251,253
5.000%, 11/15/2018	125,000	129,177
Tobacco Settlement Financing Corp.
5.000%, 06/01/2022	350,000	382,263
Town of Huntington, NY
2.125%, 12/01/2016	470,000	484,058
4.000%, 11/15/2017	200,000	217,714
Triborough Bridge & Tunnel Authority
5.000%, 11/15/2022	750,000	919,350
5.000%, 11/15/2016	725,000	781,478
Utility Debt Securitization Authority
5.000%, 12/15/2018	1,000,000	1,082,650
Village of Bronxville, NY
4.000%, 06/01/2017	115,000	123,746
		35,796,320
Ohio - 1.32%
Ohio Higher Educational Facility Commission
5.000%, 01/01/2026	360,000	422,550
State of Ohio
5.000%, 01/01/2017	100,000	107,954
		530,504
Pennsylvania - 2.06%
Monroeville Finance Authority
5.000%, 02/15/2019	220,000	251,128
Southeastern Pennsylvania Transportation Authority
5.000%, 03/01/2026	500,000	572,970
		824,098
Texas - 2.15%
Dallas/Fort Worth International Airport
5.000%, 11/01/2026	500,000	590,435
Houston Independent School District
5.000%, 02/15/2024	250,000	270,347
		860,782
Washington - 0.69%
County of King, WA Sewer Revenue
5.000%, 01/01/2023	250,000	275,543
Total Municipal Bonds (Cost $39,283,397)		39,522,291

	Shares
Money Market Funds - 0.24%
Fidelity Institutional Money Market Funds - Tax-Exempt Portfolio, 0.010% (a)	97,543	97,543
Total Money Market Funds (Cost $97,543)		97,543

Total Investments (Cost $39,380,940) - 98.94%		39,619,834
Other Assets in Excess of Liabilities - 1.06%		423,824
Total Net Assets - 100.00%		$40,043,658

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at February 28, 2015.

The cost basis of investments for federal income tax purposes at February 28, 2015 was as follows*:

	Core Taxable Bond Fund	Equity Alloction Fund	Intermediate Tax Exempt National Bond Fund	Intermediate Tax Exempt New York Bond Fund
Cost of investments	$75,385,108	$32,448,510	$68,294,160	$39,380,940
Gross unrealized appreciation - Investments	926,033	1,019,249	341,892	261,728
Gross unrealized depreciation - Investments	(50,612)	(245,723)	(58,786)	(22,834)
Net unrealized appreciation	$875,421	$773,526	$283,106	$238,894

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For previous fiscal year's federal income tax information, please refer to the Notes to Finacial Statements section of the Funds' most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Rockefeller Funds discussed in this report (the “Funds”) are comprised of the Rockefeller Core Taxable Bond Fund, the Rockefeller Equity Allocation Fund, the Rockefeller Intermediate Tax Exempt National Bond Fund, and the Rockefeller Intermediate Tax Exempt New York Bond Fund, and each Fund represents a district, diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Rockefeller Core Taxable Bond Fund is to generate current income consistent with the preservation of capital.  The investment objective of the Rockefeller Equity Allocation Fund is to seek long-term total return from capital appreciation and income.  The investment objective of the Rockefeller Intermediate Tax Exempt National Bond Fund is to generate current income that is exempt from federal personal income tax consistent with the preservation of capital.  The investment objective of the Rockefeller Intermediate Tax Exempt New York Bond Fund is to generate current income that is exempt from federal, New York State and New York City personal income tax consistent with the preservation of capital.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The Rockefeller Core Taxable Bond, the Rockefeller Intermediate Tax Exempt National Bond, and the Rockefeller Intermdiate Tax Exempt New York Bond Funds' became effective and commenced operations on December 26, 2013.  The Rockefeller Equity Allocation Fund became effective and commenced operation on February 5, 2015.  Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Rockefeller & Co., Inc. (the “Adviser”), the Funds' investment adviser.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When a security is listed on more than one exchange, the Funds will use the price on the exchange that the Funds generally consider to be the principal exchange on which the securities are traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

Municipal bonds are priced by a Pricing Service.  The fair value of municipal bonds is generally evaluated in a manner similar to asset-based securities.  A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity.  Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value.  To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal.  These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

U.S. Government Notes/Bonds are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government Notes/Bonds are typically categorized in Level 2 of the fair value hierarchy.

U.S. Government Agency Issues are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government Issues.  Mortgage pass-throughs include to-be-announced ("TBA") securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in Level 2 of the fair value hierarchy.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Funds has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' investments carried at fair value as of February 28, 2015.

Core Taxable Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Certificates of Deposit	$-	$1,328,653	$-	$1,328,653
Corporate Bonds	-	30,010,038	-	30,010,038
Municipal Bonds	-	13,984,524	-	13,984,524
U.S. Government Agency Issues	-	4,663,563	-	4,663,563
U.S. Government Notes/Bonds	-	15,812,939	-	15,812,939
Total Fixed Income Securities	-	65,799,717	-	65,799,717
Exchange-Traded Funds	7,729,459	-	-	7,729,459
Mutual Funds	2	-	-	2
Money Market Funds	2,731,351		-	2,731,351
Total Investments in Securities	$10,460,812	$65,799,717	$-	$76,260,529

Equity Allocation Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equities:
Common Stock	$21,895,327	$8,211,783	$-	$30,107,110
Exchange-Traded Funds	1,177,204	-	-	1,177,204
Preferred Stock	39,423	29,771	-	69,194
Real Estate Investment Trusts	88,641	-	-	88,641
Total Equity Securities	23,200,595	8,241,554	-	31,442,149
Money Market Funds	1,779,887		-	1,779,887
Total Investments in Securities	$24,980,482	$8,241,554	$-	$33,222,036

Intermediate Tax Exempt National Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$67,425,755	$-	$67,425,755
Total Fixed Income Securities	-	67,425,755	-	67,425,755
Money Market Funds	1,151,511		-	1,151,511
Total Investments in Securities	$1,151,511	$67,425,755	$-	$68,577,266

Intermediate Tax Exempt New York Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$39,522,291	$-	$39,522,291
Total Fixed Income Securities	-	39,522,291	-	39,522,291
Money Market Funds	97,543		-	97,543
Total Investments in Securities	$97,543	$39,522,291	$-	$39,619,834

The Fund recognizes transfers between levels as of the end of the fiscal period.  There were no transfers as of February 28, 2015.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund's NAV is calculated (such as a significant surge or decline in the U.S. or other markets) could result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  To the extent that such events are significant, a Fund will value foreign securities at fair value, taking into account such events in calculating the NAV.  In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating a Fund's NAV in advance of the time the NAV is calculated.  The Adviser anticipates that a Fund's portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

The Funds hold no Level 3 securities during the year ended February 28, 2015.

The Funds may use certain options, futures and forwards contracts (collectively, "Derivative Instruments") as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund's position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

The Funds did not hold derivative instruments during the period ended February 28, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
                                                                 John Buckel, President

                Date  April 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
                                                                   John Buckel, President

Date  April 17, 2015
By (Signature and Title)* /s/ Jennifer Lima
                                                                   Jennifer Lima, Treasurer

Date  April 17, 2015

* Print the name and title of each signing officer under his or her signature.